Derivatives - Foreign currency agreements-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]:
Number of foreign currency agreements (Euro/US dollar contracts)	9	0	2
Foreign currency agreements value	$ 22,500		$ 5,000
Average forward rate	1.273		1.28
Forward rate contract expiration frequency	Monthly intervals up to September 2015		Monthly intervals up to February 2013
Gain (Loss) on derivative instruments from forward contracts	$ (1,009)	$ (165)	$ 1,149